Supplement Dated May 7, 2014
To the Current Prospectus and Statement of Additional Information

ING SmartDesign Signature

Issued by ING USA Life Insurance and Annuity Company
Through Its Separate Account B

This supplement updates the prospectus and statement of additional information (“SAI”) for your variable annuity contract and any subsequent supplements thereto. Please read it carefully and keep it with your copy of the prospectus and SAI for future reference. If you have any questions, please call Customer Service at 1-800-366-0066.

IMPORTANT INFORMATION REGARDING THE COMPANY

Information about the ING USA Annuity and Life Insurance Company found in your prospectus and/or Statement of
Additional Information is deleted and replaced with the following:

ING USA is an Iowa stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. ING
USA is a wholly owned subsidiary of Lion Connecticut Holdings Inc. (“Lion Connecticut”), which in turn is a wholly owned subsidiary of Voya Financial, Inc. (“VoyaTM”), which until April 7, 2014, was known as ING U.S., Inc. In May 2013, the common stock of Voya began trading on the New York Stock Exchange under the symbol "VOYA" and Voya completed its initial public offering of common stock.

ING USA is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. Although we are a subsidiary of Voya, Voya is not responsible for the obligations under the Contract. The obligations under the Contract are solely the responsibility of ING USA Annuity and Life Insurance Company.

Directed Services LLC, the distributor of the Contracts and the investment manager of the Voya Investors Trust, is also a wholly owned indirect subsidiary of Voya. Voya also indirectly owns Voya Investments, LLC and Voya Investment
Management Co. LLC, portfolio managers of the Voya Investors Trust and the investment managers of the Voya Variable
Insurance Trust, Voya Variable Products Trust and Voya Variable Product Portfolios, respectively.

Voya is an affiliate of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. In 2009, ING announced the anticipated separation of its global banking and insurance businesses, including the divestiture of Voya, which together with its subsidiaries, including the Company, constitutes ING’s U.S.-based retirement, investment management and insurance operations. As of March 25, 2014, ING’s ownership of Voya was approximately 43%. Under an agreement with the European Commission, ING is required to divest itself of 100% of Voya by the end of 2016.

IMPORTANT INFORMATION REGARDING THE INVESTMENT PORTFOLIOS

In connection with the rebranding of ING U.S. as Voya FinancialTM , effective May 1, 2014, the ING funds were renamed by generally replacing ING in each fund name with either Voya or VY.

The following investment portfolios are closed to new premiums and transfers. Contract owners who have value in any of the investment portfolios listed below may leave their contract value in these investments.

Closed Investment Portfolios
Columbia Small Cap Value Fund (Class B)	Voya Index Plus SmallCap Portfolio (Class S)
Fidelity® VIP Equity-Income Portfolio (Service Class 2)	Voya International Index Portfolio (Class S)
Invesco V.I. American Franchise Fund (Class I)	Voya Large Cap Growth Portfolio (Class S)
ProFund VP Bull	Voya SmallCap Opportunities Portfolio (Class S)
ProFund VP Europe 30	VY Clarion Global Real Estate Portfolio (Class S)
ProFund VP Rising Rates Opportunities	VY Clarion Real Estate Portfolio (Class S)
Voya Balanced Portfolio (Class S)	VY Columbia Small Cap Value II Portfolio (Class S)
Voya Global Resources Portfolio (Class S)	VY Invesco Equity and Income Portfolio (Class S)
Voya Growth and Income Portfolio (Class S) and (Class I)	VY JPMorgan Mid Cap Value Portfolio (Class S)
Voya Index Plus LargeCap Portfolio (Class S)	VY Oppenheimer Global Portfolio (Class I)
Voya Index Plus MidCap Portfolio (Class S)

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Open Investment Portfolios

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract, plus any Fixed Interest Allocation that is available. You bear the entire investment risk for amounts you allocate to any investment portfolio, and you may lose your principal. There is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940.

The following table reflects the investment portfolios that are, effective May 1, 2014, open and available to new premiums and transfers under your Contract along with each portfolio’s investment adviser/subadviser and investment objective. Please refer to the funds prospectuses for more detailed information. Fund prospectuses may be obtained free of charge from Customer
Service at P.O. Box 9271, Des Moines, Iowa 50306-9271 or call (800) 366-0066, or access the SEC’s website
(http://www.sec.gov), or by contacting the SEC Public Reference Room at (202) 942-8090 or call (800) SEC-0330. You may obtain copies of reports and other information about the separate account and the funds, after paying a duplicating fee, by sending an email request to publicinfo@sec.gov or by writing to the SEC Public Reference Room, 100 F Street, N.E., Room
1580, Washington, D.C. 20549-0102. If you received a summary prospectus for any of the funds available through your contract, you may also obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund’s summary prospectus.

Fund Name and Investment Adviser/Subadviser	Investment Objective
BlackRock Global Allocation V.I. Fund (Class III)	Seeks to provide high total investment return.

Investment Adviser: BlackRock Advisors, LLC
Subadviser: BlackRock Investment Management, LLC;
BlackRock International Limited

Voya EURO STOXX 50® Index Portfolio (Class ADV)	Seeks investment results (before fees and expenses) that
correspond to the total return (which includes capital
Investment Adviser: Voya Investments, LLC	appreciation and income) of the EURO STOXX 50® Index.
Subadviser: Voya Investment Management Co. LLC

Voya FTSE 100 Index® Portfolio (Class ADV)	A non-diversified Portfolio that seeks investment results
(before fees and expenses) that correspond to the total return
Investment Adviser: Voya Investments, LLC	(which includes capital appreciation and income) of the FTSE
100 Index®.
Subadviser: Voya Investment Management Co. LLC

Voya Global Perspectives Portfolio (Class ADV)	Seeks total return.

Investment Adviser: Voya Investments, LLC
Subadviser: Voya Investment Management Co. LLC

Voya Global Resources Portfolio (Class ADV)	A non-diversified Portfolio that seeks long-term capital
appreciation.
Investment Adviser: Directed Services LLC
Subadviser: Voya Investment Management Co. LLC

Voya Global Value Advantage Portfolio (Class S)	Seeks long-term growth of capital and current income

Investment Adviser: Voya Investments, LLC
Subadviser: Voya Investment Management Co. LLC

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Fund Name and Investment Adviser/Subadviser	Investment Objective
Voya Growth and Income Portfolio (Class ADV)	Seeks to maximize total return through investments in a
diversified portfolio of common stocks and securities
Investment Adviser: Voya Investments, LLC	convertible into common stocks. It is anticipated that capital
Subadviser: Voya Investment Management Co. LLC	appreciation and investment income will both be major
factors in achieving total return.
Voya Hang Seng Index Portfolio (Class S)	A non-diversified Portfolio that seeks investment results
(before fees and expenses) that correspond to the total return
Investment Adviser: Voya Investments, LLC	(which includes capital appreciation and income) of the Hang
Subadviser: Voya Investment Management Co. LLC	Seng Index.

Voya High Yield Portfolio (Class S)	Seeks to provide investors with a high level of current income and total return.
Investment Adviser: Directed Services LLC
Subadviser: Voya Investment Management Co. LLC

Voya Intermediate Bond Portfolio (Class S)	Seeks to maximize total return consistent with reasonable
risk. The Portfolio seeks its objective through investments in
Investment Adviser: Voya Investments, LLC	a diversified portfolio consisting primarily of debt securities.
Subadviser: Voya Investment Management Co. LLC	It is anticipated that capital appreciation and investment
income will both be major factors in achieving total return.
Voya International Index Portfolio (Class ADV)	Seeks investment results (before fees and expenses) that
correspond to the total return (which includes capital
Investment Adviser: Voya Investments, LLC	appreciation and income) of a widely accepted international
Subadviser: Voya Investment Management Co. LLC	index.

Voya Japan TOPIX Index® Portfolio (Class ADV)	Seeks investment results (before fees and expenses) that
correspond to the total return (which includes capital
Investment Adviser: Voya Investments, LLC	appreciation and income) of the Tokyo Stock Price Index®.
Subadviser: Voya Investment Management Co. LLC

Voya Large Cap Growth Portfolio (Class ADV)	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Subadviser: Voya Investment Management Co. LLC

Voya Large Cap Value Portfolio (Class S)	Seeks long-term growth of capital and current income.

Investment Adviser: Directed Services LLC
Subadviser: Voya Investment Management Co. LLC

Voya Liquid Assets Portfolio (Class S)	Seeks high level of current income consistent with the
preservation of capital and liquidity.
Investment Adviser: Directed Services LLC
Subadviser: Voya Investment Management Co. LLC

Voya MidCap Opportunities Portfolio (Class S)	Seeks long-term capital appreciation.

Investment Adviser: Voya Investments, LLC
Subadviser: Voya Investment Management Co. LLC

Voya Multi-Manager Large Cap Core Portfolio (Class S)	Seeks reasonable income and capital growth.

Investment Adviser: Directed Services LLC
Subadviser: Columbia Management Investment Advisers, LLC
and The London Company of Virginia d/b/a The London Company

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Fund Name and Investment Adviser/Subadviser	Investment Objective
Voya Retirement Conservative Portfolio (Class ADV)	Seeks a high level of total return (consisting of capital
appreciation and income) consistent with a conservative level
Investment Adviser: Directed Services LLC	of risk relative to the other Voya Retirement Portfolios.
Subadviser: Voya Investment Management Co. LLC

Voya Retirement Growth Portfolio (Class ADV)	Seeks a high level of total return (consisting of capital
appreciation and income) consistent with a level of risk that
Investment Adviser: Directed Services LLC	can be expected to be greater than that of Voya Retirement
Subadviser: Voya Investment Management Co. LLC	Moderate Growth Portfolio.

Voya Retirement Moderate Growth Portfolio (Class ADV)	Seeks a high level of total return (consisting of capital
appreciation and income) consistent with a level of risk that
Investment Adviser: Directed Services LLC	can be expected to be greater than that of Voya Retirement
Subadviser: Voya Investment Management Co. LLC	Moderate Portfolio but less than that of Voya Retirement
Growth Portfolio.
Voya Retirement Moderate Portfolio (Class ADV)	Seeks a high level of total return (consisting of capital
appreciation and income) consistent with a level of risk that
Investment Adviser: Directed Services LLC	can be expected to be greater than that of Voya Retirement
Subadviser: Voya Investment Management Co. LLC	Conservative Portfolio but less than that of Voya Retirement
Moderate Growth Portfolio.
Voya Russell™ Large Cap Growth Index Portfolio (Class S)	Seeks investment results (before fees and expenses) that
correspond to the total return (which includes capital
Investment Adviser: Voya Investments, LLC	appreciation and income) of the Russell Top 200® Growth
Subadviser: Voya Investment Management Co. LLC	Index.

Voya RussellTM Large Cap Index Portfolio (Class S)	Seeks investment results (before fees and expenses) that
correspond to the total return (which includes capital
Investment Adviser: Voya Investments, LLC	appreciation and income) of the Russell Top 200® Index.
Subadviser: Voya Investment Management Co. LLC

Voya Russell™ Large Cap Value Index Portfolio (Class S)	Seeks investment results (before fees and expenses) that
correspond to the total return (which includes capital
Investment Adviser: Voya Investments, LLC	appreciation and income) of the Russell Top 200® Value
Subadviser: Voya Investment Management Co. LLC	Index.

Voya Russell™ Mid Cap Growth Index Portfolio (Class S)	Seeks investment results (before fees and expenses) that
correspond to the total return (which includes capital
Investment Adviser: Voya Investments, LLC	appreciation and income) of the Russell Midcap® Growth
Subadviser: Voya Investment Management Co. LLC	Index.

Voya RussellTM Mid Cap Index Portfolio (Class S)	Seeks investment results (before fees and expenses) that
correspond to the total return (which includes capital
Investment Adviser: Voya Investments, LLC	appreciation and income) of the Russell Midcap® Index.
Subadviser: Voya Investment Management Co. LLC

Voya RussellTM Small Cap Index Portfolio (Class S)	Seeks investment results (before fees and expenses) that
correspond to the total return (which includes capital
Investment Adviser: Voya Investments, LLC	appreciation and income) of the Russell 2000® Index.
Subadviser: Voya Investment Management Co. LLC

Voya Small Company Portfolio (Class S)	Seeks growth of capital primarily through investment in a
diversified portfolio of common stocks of companies with
Investment Adviser: Voya Investments, LLC	smaller market capitalizations.
Subadviser: Voya Investment Management Co. LLC

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Fund Name and Investment Adviser/Subadviser	Investment Objective
Voya U.S. Bond Index Portfolio (Class S)	Seeks investment results (before fees and expenses) that
correspond to the total return (which includes capital
Investment Adviser: Voya Investments, LLC	appreciation and income) of the Barclays U.S. Aggregate
Subadviser: Voya Investment Management Co. LLC	Bond Index.

VY Baron Growth Portfolio (Class S)	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Subadviser: BAMCO, Inc.

VY BlackRock Health Sciences Opportunities Portfolio (Class S)	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Subadviser: BlackRock Advisors, LLC

VY BlackRock Inflation Protected Bond Portfolio (Class S)	A non-diversified Portfolio that seeks to maximize real
return, consistent with preservation of real capital and
Investment Adviser: Directed Services LLC	prudent investment management.
Subadviser: BlackRock Financial Management Inc.

VY BlackRock Large Cap Growth Portfolio (Class S)	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Subadviser: BlackRock Investment Management, LLC

VY Columbia Contrarian Core Portfolio (Class S)	Seeks total return, consisting of long-term capital
appreciation and current income.
Investment Adviser: Directed Services LLC
Subadviser: Columbia Management Investment Advisers, LLC

VY DFA World Equity Portfolio (Class S)	Seeks long-term capital appreciation.

Investment Adviser: Directed Services LLC
Subadviser: Dimensional Fund Advisors LP

VY FMRSM Diversified Mid Cap Portfolio* (Class S)	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Subadviser: Fidelity Management & Research Company

* FMRSM is a service mark of Fidelity Management & Research
Company

VY Franklin Income Portfolio (Class S)	Seeks to maximize income while maintaining prospects for
capital appreciation.
Investment Adviser: Directed Services LLC
Subadviser: Franklin Advisers, Inc.

VY Franklin Mutual Shares Portfolio (Class S)	Seeks capital appreciation and secondarily, income.

Investment Adviser: Directed Services LLC
Subadviser: Franklin Mutual Advisers, LLC

VY Franklin Templeton Founding Strategy Portfolio (Class S)	Seeks capital appreciation and secondarily, income.

Investment Adviser: Directed Services LLC

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Fund Name and Investment Adviser/Subadviser	Investment Objective
VY Invesco Comstock Portfolio (Class S)	Seeks capital growth and income.

Investment Adviser: Directed Services LLC
Subadviser: Invesco Advisers, Inc.

VY Invesco Equity and Income Portfolio (Class S2)	Seeks total return, consisting of long-term capital
appreciation and current income.
Investment Adviser: Directed Services LLC
Subadviser: Invesco Advisers, Inc.

VY Invesco Growth and Income Portfolio (Class S)	Seeks long-term growth of capital and income.

Investment Adviser: Directed Services LLC
Subadviser: Invesco Advisers, Inc.

VY JPMorgan Emerging Markets Equity Portfolio (Class S)	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Subadviser: J.P. Morgan Investment Management Inc.

VY JPMorgan Small Cap Core Equity Portfolio (Class S)	Seeks capital growth over the long-term.

Investment Adviser: Directed Services LLC
Subadviser: J.P. Morgan Investment Management Inc.

VY Marsico Growth Portfolio (Class S)	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Subadviser: Marsico Capital Management, LLC

VY MFS Total Return Portfolio (Class S)	Seeks above-average income (compared to a portfolio
entirely invested in equity securities) consistent with the
Investment Adviser: Directed Services LLC	prudent employment of capital and secondarily, seeks
Subadviser: Massachusetts Financial Services Company	reasonable opportunity for growth of capital and income.

VY MFS Utilities Portfolio (Class S)	Seeks total return.

Investment Adviser: Directed Services LLC
Subadviser: Massachusetts Financial Services Company

VY Morgan Stanley Global Franchise Portfolio (Class S)	A non-diversified Portfolio that seeks long-term capital
appreciation.
Investment Adviser: Directed Services LLC
Subadviser: Morgan Stanley Investment Management Inc.

VY Oppenheimer Global Portfolio (Class S)	Seeks capital appreciation.

Investment Adviser: Directed Services LLC
Subadviser: OppenheimerFunds, Inc.

VY T. Rowe Price Capital Appreciation Portfolio (Class S)	Seeks, over the long-term, a high total investment return,
consistent with the preservation of capital and prudent
Investment Adviser: Directed Services LLC	investment risk.
Subadviser: T. Rowe Price Associates, Inc.

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Fund Name and Investment Adviser/Subadviser	Investment Objective
VY T. Rowe Price Equity Income Portfolio (Class S)	Seeks substantial dividend income as well as long-term
growth of capital.
Investment Adviser: Directed Services LLC
Subadviser: T. Rowe Price Associates, Inc.	Effective July 14, 2014, this portfolio will change its
investment objective to: Seeks a high level of dividend
income as well as long-term growth of capital through
investments in stocks.

VY T. Rowe Price Growth Equity Portfolio (Class S)	Seeks long-term capital growth, and secondarily, increasing
dividend income.
Investment Adviser: Directed Services LLC
Subadviser: T. Rowe Price Associates, Inc.	Effective July 14, 2014, this portfolio will change its
investment objective to: Seeks long-term growth through
investments in stocks.

VY T. Rowe Price International Stock Portfolio (Class S)	Seeks long-term growth of capital.

Investment Adviser: Directed Services LLC
Subadviser: T. Rowe Price Associates, Inc.

VY Templeton Foreign Equity Portfolio (Class S)	Seeks long-term capital growth.

Investment Adviser: Directed Services LLC
Subadviser: Templeton Investment Counsel, LLC

VY Templeton Global Growth Portfolio (Class S)	Seeks capital appreciation. Current income is only an
incidental consideration.
Investment Adviser: Directed Services LLC
Subadviser: Templeton Global Advisors Limited

IMPORTANT INFORMATION REGARDING UPCOMING FUND REORGANIZATIONS

The Board of Trustees of Voya Investors Trust approved proposals to reorganize the following “Merging Portfolios” with and into the following “Surviving Portfolios”:

Merging Portfolios	Surviving Portfolios
VY BlackRock Health Sciences Opportunities Portfolio (Class S)
VY BlackRock Large Cap Growth Portfolio (Class S)	Voya Large Cap Growth Portfolio[1] (Class S)
VY Marsico Growth Portfolio (Class S)
VY MFS Utilities Portfolio (Class S)	Voya Large Cap Value Portfolio (Class S)
VY MFS Total Return Portfolio (Class S)	VY Invesco Equity and Income Portfolio[1] (Class S)
[1] These portfolios are closed to new investments and transfers.

Subject to shareholder approval, the reorganizations are expected to take place on or about July 18, 2014 (the “Reorganization
Date”), resulting in a shareholder of each Merging Portfolio becoming a shareholder of the corresponding Surviving Portfolio.
Each shareholder will thereafter hold shares of the corresponding Surviving Portfolio having equal aggregate value as shares of the Merging Portfolio, and the Merging Portfolio will no longer be available under the contract.

Prior to the Reorganization Date, you may reallocate your contract value in each Merging Portfolio to another investment portfolio or fixed option currently available under the contract. This reallocation will neither count as a transfer for purposes of our Excessive Trading Policy nor be subject to a transfer charge under the contract. Contract value remaining in each Merging
Portfolio on the Reorganization Date will be placed in the corresponding Surviving Portfolio.

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Unless you provide us with alternative allocation instructions, after the Reorganization Date all future allocations directed to each Merging Portfolio will be automatically allocated to the corresponding Surviving Portfolio, if the Surviving Portfolio is
then available to new investments. If the Surviving Portfolio is not available to new investments, future allocations will be allocated pro rata among the other available funds you have selected in your allocation instructions, if any. You may provide alternative instructions by calling Customer Service at the number above.

As of the Reorganization Date, all references in the prospectus to the Merging Portfolios are deleted. For more information, or information related to asset allocation requirements, please refer to your prospectus or call Customer Service.

NOTICE OF AND IMPORTANT INFORMATION REGARDING PROPOSED FUND SUBSTITUTIONS

The following information only affects you if you currently invest in the subaccount that corresponds to the
Fidelity® VIP Equity-Income Portfolio and/or to the Invesco V.I. American Franchise Fund.

ING USA Annuity and Life Insurance Company (the "Company") and its Separate Account B (the "Separate Account") have filed an application with the Securities and Exchange Commission to permit the following "Replaced Funds" to be replaced with the following "Substitute Funds":

Replaced Fund	Substitute Fund
Voya RussellTM Large Cap Value Index Portfolio
Fidelity® VIP Equity-Income Portfolio (Service Class 2)
(Class S)
Voya RussellTM Large Cap Growth Index Portfolio
Invesco V.I. American Franchise Fund (Class I)	(Class S)

The Replaced Funds are currently closed to new investments and transfers. The Substitute Funds are available for new investments or transfers.

The principal purposes of the proposed substitutions are as follows:

· Implement Business Plan. The substitutions are another step in the Company’s overall business plan to help make the Contracts more attractive to customers and more efficient to administer and oversee. This plan involves providing funds available through the Contracts that meet certain performance, risk and pricing guidelines.

· Influence. The substitutions will replace unaffiliated funds with funds that are advised and sub-advised by affiliates of the Company. The Substitute Funds will only be available through variable insurance products offered by the Company or their affiliated insurance companies. Consequently, the Board of the Substitute Funds has greater sensitivity to the needs of Contract Owners. The Company believes that the substitutions will enable them to exercise more influence over the management and administration of the funds offered through their Contracts, thereby reducing costs and customer confusion.

· Reduction of Costs. Substitute Funds, which are managed by affiliated investment advisers, will allow the Company to reduce costs by consolidating administration of the Substitute Funds with its other funds.

· Due Diligence. The substitutions will allow the Company to respond to expense, performance and management matters that they have identified in their due diligence review of the funds available through the Contracts.

The following lists important information regarding the upcoming fund substitutions:

· Prior to the fund substitutions you will receive another prospectus supplement which will indicate the substitution effective date, provide you with further details about the Substitute Funds and reiterate your rights related to the substitutions. You will also receive summary prospectuses for the Substitute Funds.

· Prior to the substitution effective date and for thirty days thereafter you may transfer amounts allocated to the subaccounts that invest in the Replaced Funds to any other available subaccount or any available fixed account free of charge, and any such transfer will not count as a transfer when imposing any applicable restrictions or limits on transfers (other than restrictions related to frequent or disruptive transfers).

· On the substitution effective date your investment in a subaccount that invests in a Replaced Fund will automatically become an investment in the subaccount that invests in the corresponding Substitute Fund with an equal total net asset value. Your Contract value immediately before the substitutions will equal your Contract value immediately after the substitutions.

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  Unless you provide us with alternative allocation instructions, after the substitution effective date all allocations directed to a subaccount that invested in a Replaced Fund will be automatically allocated to the subaccount that invests in the corresponding Substitute Fund. You may give us alternative allocation instructions at any time by contacting Customer Service at P.O. Box 9271, Des Moines, IA 50306-9271 or call (800) 366-0066.
  The overall expenses of each Substitute Fund are less than the overall expenses of the corresponding Replaced Fund. The fees and expenses of the Substitute Funds will be provided to you prior to the substitution effective date.
  The investment objective and investment policies of each Substitute Fund are similar to the investment objective and policies of the corresponding Replaced Fund. The investment objective of the Substitute Funds along with information about each Substitute Fund's investment adviser/subadviser will be provided to you prior to the substitution effective date.
  After the substitution effective date, the Replaced Fund will no longer be available through the Contract and there will be no further disclosure regarding it in any future Contract prospectus or supplements to the Contract prospectus.
  You will not incur any fees or charges or any tax liability because of the substitutions.

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May 2014